Schedule of Oil and Gas Properties (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning Cost	$ 33,892,334	$ 3,852,161	$ 3,852,161
Additions	19,927,785		44,369,191
JV Contribution	(14,734,816)		(6,656,785)
Change in ARO estimate	331,643		(3,871,334)
Currency translation adjustment	182,995		(4,748,897)
Impact of hyperinflation	2,895,558		947,998
Ending Cost	42,495,499		33,892,334
Beginning Accumulated depletion	3,842,540	2,431,548	2,431,548
Depletion	1,959,153	66,549	1,451,032
Impact of hyperinflation			(40,040)
Ending Accumulated depletion	5,801,693		3,842,540
Beginning Net book value	30,049,794
Ending Net book value	36,693,806		30,049,794
South Akcakoca Sub Basin [member]
IfrsStatementLineItems [Line Items]
Beginning Cost	31,334,321	1,398,676	1,398,676
Additions	19,927,785		44,369,191
JV Contribution	(14,734,816)		(6,656,785)
Change in ARO estimate	331,643		(3,865,772)
Currency translation adjustment	182,995		(4,748,897)
Impact of hyperinflation	2,611,566		837,908
Ending Cost	39,653,494		31,334,321
Beginning Accumulated depletion	1,972,988	743,647	743,647
Depletion	1,933,788		1,263,556
Impact of hyperinflation			(34,215)
Ending Accumulated depletion	3,906,776		1,972,988
Beginning Net book value	29,361,333
Ending Net book value	35,746,718		29,361,333
Cendere [Member]
IfrsStatementLineItems [Line Items]
Beginning Cost	2,558,013	2,453,485	2,453,485
Additions
JV Contribution
Change in ARO estimate			(5,562)
Currency translation adjustment
Impact of hyperinflation	283,992		110,090
Ending Cost	2,842,005		2,558,013
Beginning Accumulated depletion	1,869,552	$ 1,687,901	1,687,901
Depletion	25,365		187,476
Impact of hyperinflation			(5,825)
Ending Accumulated depletion	1,894,917		1,869,552
Beginning Net book value	688,461
Ending Net book value	$ 947,088		$ 688,461